Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 20,380	$ 18,227	$ 19,113
Lease liabilities	987	681	675
Issue of loans and borrowings	12,929	2,968	500
Repayment of loans and borrowings	(4,759)	(1,609)	(1,500)
Movement in short-term borrowings	(276)	288	(516)
Repayment of obligations under leases	(240)	(207)	(186)
Total changes in liabilities arising on financing activities from borrowings	7,654	1,440	(1,702)
Movement in overdrafts	31	138	(13)
New lease liabilities	503	174	173
Additions through business combinations	2,523
Exchange	(378)	363	(62)
Other movements	68	38	(2)
Liabilities arising from financing activities at end of period	$ 30,781	$ 20,380	$ 18,227
IFRS 16
Reconciliation of liabilities
Lease liabilities				$ 720